UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON SMALL-CAP QUALITY VALUE ETF

FORM N-Q

APRIL 30, 2018

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited)	April 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 1.5%
Cooper-Standard Holdings Inc.	119	$14,732	*
Tenneco Inc.	323	14,435
Tower International Inc.	416	12,272

Total Auto Components		41,439

Distributors - 0.4%
Weyco Group Inc.	274	10,056

Diversified Consumer Services - 3.0%
Adtalem Global Education Inc.	298	14,185	*
Cambium Learning Group Inc.	676	6,855	*
Capella Education Co.	118	10,827
Collectors Universe Inc.	458	7,177
K12 Inc.	790	12,087	*
Liberty Tax Inc.	851	8,765
Sotheby’s	253	13,358	*
Strayer Education Inc.	92	9,666

Total Diversified Consumer Services		82,920

Hotels, Restaurants & Leisure - 2.0%
BBX Capital Corp.	1,153	11,507
Brinker International Inc.	422	18,395
Cheesecake Factory Inc.	300	15,585
Ruth’s Hospitality Group Inc.	363	9,746

Total Hotels, Restaurants & Leisure		55,233

Household Durables - 1.1%
CSS Industries Inc.	474	8,087
Hamilton Beach Brands Holding Co., Class A Shares	465	10,346
La-Z-Boy Inc.	419	12,067

Total Household Durables		30,500

Internet & Direct Marketing Retail - 0.6%
Nutrisystem Inc.	325	9,425
PetMed Express Inc.	194	6,491

Total Internet & Direct Marketing Retail		15,916

Leisure Products - 1.4%
MCBC Holdings Inc.	400	9,600	*
Sturm Ruger & Co. Inc.	226	12,487
Vista Outdoor Inc.	1,010	16,917	*

Total Leisure Products		39,004

Media - 1.7%
Gannett Co. Inc.	1,614	15,607
MSG Networks Inc., Class A Shares	835	17,118	*
tronc Inc.	726	13,329	*

Total Media		46,054

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	SHARES	VALUE
Multiline Retail - 0.5%
Big Lots Inc.	353	$14,985

Specialty Retail - 5.5%
Buckle Inc.	825	19,016
Caleres Inc.	483	15,809
Cato Corp., Class A Shares	980	15,886
Children’s Place Inc.	102	13,010
Express Inc.	1,774	13,908	*
Finish Line Inc., Class A Shares	1,233	16,732
Francesca’s Holdings Corp.	1,654	8,187	*
Hibbett Sports Inc.	460	12,512	*
Sally Beauty Holdings Inc.	840	14,524	*
Sleep Number Corp.	294	8,332	*
Tilly’s Inc., Class A Shares	771	8,643
Winmark Corp.	34	4,430

Total Specialty Retail		150,989

Textiles, Apparel & Luxury Goods - 1.8%
Culp Inc.	280	8,274
Deckers Outdoor Corp.	150	13,989	*
Forward Industries Inc.	2,187	3,127	*
Fossil Group Inc.	1,146	17,133	*
Lakeland Industries Inc.	443	5,737	*

Total Textiles, Apparel & Luxury Goods		48,260

TOTAL CONSUMER DISCRETIONARY		535,356

CONSUMER STAPLES - 2.3%
Beverages - 0.5%
Boston Beer Co. Inc., Class A Shares	63	14,121	*

Food & Staples Retailing - 0.7%
United Natural Foods Inc.	400	18,008	*

Personal Products - 0.5%
USANA Health Sciences Inc.	141	14,883	*

Tobacco - 0.6%
Vector Group Ltd.	827	16,126

TOTAL CONSUMER STAPLES		63,138

ENERGY - 7.8%
Energy Equipment & Services - 2.3%
Diamond Offshore Drilling Inc.	1,127	20,725	*
Dril-Quip Inc.	292	12,103	*
RigNet Inc.	481	7,263	*
Rowan Cos. PLC, Class A Shares	1,649	23,812	*

Total Energy Equipment & Services		63,903

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.5%
Arch Coal Inc., Class A Shares	131	$10,589
Cloud Peak Energy Inc.	3,472	11,076	*
CONSOL Energy Inc.	645	20,285	*
CVR Energy Inc.	637	21,976
Evolution Petroleum Corp.	869	8,082
Hallador Energy Co.	1,450	9,483
NACCO Industries Inc., Class A Shares	248	9,139
NuStar GP Holdings LLC	1,168	13,549
Overseas Shipholding Group Inc., Class A Shares	5,433	20,265	*
Pacific Ethanol Inc.	2,853	9,986	*
Penn Virginia Corp.	196	9,098	*
REX American Resources Corp.	108	8,076	*

Total Oil, Gas & Consumable Fuels		151,604

TOTAL ENERGY		215,507

FINANCIALS - 15.2%
Banks - 5.8%
Arrow Financial Corp.	268	9,487
Central Valley Community Bancorp	367	7,560
Community Trust Bancorp Inc.	235	11,280
Customers Bancorp Inc.	346	9,972	*
Fidelity Southern Corp.	385	8,751
Financial Institutions Inc.	303	9,423
First Bancorp Inc.	291	8,067
First Financial Corp.	230	9,832
First Internet Bancorp	183	6,259
Franklin Financial Network Inc.	245	8,257	*
Great Southern Bancorp Inc.	204	10,781
Great Western Bancorp Inc.	342	14,070
Hanmi Financial Corp.	355	9,798
Hilltop Holdings Inc.	547	12,264
Live Oak Bancshares Inc.	306	8,644
Northeast Bancorp	263	5,129
RBB Bancorp	303	8,278

Total Banks		157,852

Capital Markets - 2.2%
Cohen & Steers Inc.	324	12,992
Diamond Hill Investment Group Inc.	48	9,380
GAMCO Investors Inc., Class A Shares	386	9,901
Waddell & Reed Financial Inc., Class A Shares	852	17,245
Westwood Holdings Group Inc.	171	9,915

Total Capital Markets		59,433

Consumer Finance - 0.8%
Curo Group Holdings Corp.	502	10,979	*
World Acceptance Corp.	113	11,582	*

Total Consumer Finance		22,561

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	SHARES	VALUE
Insurance - 3.1%
American National Insurance Co.	182	$21,962
FBL Financial Group Inc., Class A Shares	222	17,261
Genworth Financial Inc., Class A Shares	9,412	25,977	*
Investors Title Co.	39	7,593
Universal Insurance Holdings Inc.	401	13,012

Total Insurance		85,805

Real Estate Management & Development - 0.4%
RMR Group Inc., Class A Shares	155	11,532

Thrifts & Mortgage Finance - 2.9%
Dime Community Bancshares Inc.	581	11,475
FS Bancorp Inc.	107	6,161
HomeStreet Inc.	323	8,237	*
Luther Burbank Corp.	843	10,504
Oritani Financial Corp.	767	11,735
Timberland Bancorp Inc.	216	7,052
United Financial Bancorp Inc.	708	11,703
Walker & Dunlop Inc.	240	13,706

Total Thrifts & Mortgage Finance		80,573

TOTAL FINANCIALS		417,756

HEALTH CARE - 15.9%
Biotechnology - 5.1%
Acorda Therapeutics Inc.	402	9,286	*
Akebia Therapeutics Inc.	537	4,946	*
AMAG Pharmaceuticals Inc.	613	12,597	*
BioSpecifics Technologies Corp.	132	5,600	*
Calithera Biosciences Inc.	766	4,711	*
Concert Pharmaceuticals Inc.	323	5,895	*
CytomX Therapeutics Inc.	225	5,918	*
Eagle Pharmaceuticals Inc.	142	7,386	*
Eleven Biotherapeutics Inc.	2,886	8,052	*
Emergent BioSolutions Inc.	212	10,994	*
Enanta Pharmaceuticals Inc.	105	9,770	*
Mersana Therapeutics Inc.	419	7,131	*
MiMedx Group Inc.	1,071	8,793	*
Myriad Genetics Inc.	432	12,221	*
PDL BioPharma Inc.	4,622	13,496	*
Pieris Pharmaceuticals Inc.	557	3,548	*
Repligen Corp.	249	9,213	*

Total Biotechnology		139,557

Health Care Equipment & Supplies - 6.0%
Abaxis Inc.	130	8,654
Analogic Corp.	110	9,141
AngioDynamics Inc.	578	11,202	*
Anika Therapeutics Inc.	148	6,513	*
Atrion Corp.	14	8,709

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
CONMED Corp.	183	$11,900
Cutera Inc.	107	5,366	*
Fonar Corp.	249	7,084	*
Inogen Inc.	66	9,278	*
Lantheus Holdings Inc.	452	8,046	*
LeMaitre Vascular Inc.	191	6,007
Meridian Bioscience Inc.	682	9,957
Natus Medical Inc.	294	9,717	*
Neogen Corp.	153	10,427	*
OraSure Technologies Inc.	422	7,482	*
Surmodics Inc.	173	6,462	*
Tactile Systems Technology Inc.	169	5,883	*
Utah Medical Products Inc.	73	7,413
Varex Imaging Corp.	441	15,872	*

Total Health Care Equipment & Supplies		165,113

Health Care Providers & Services - 1.9%
Aceto Corp.	1,352	3,407
Apollo Medical Holdings Inc.	208	3,432	*
National Healthcare Corp.	206	12,624
National Research Corp., Class A Shares	287	9,385
Premier Inc., Class A Shares	422	13,922	*
Tivity Health Inc.	238	8,556	*

Total Health Care Providers & Services		51,326

Health Care Technology - 0.6%
Quality Systems Inc.	818	10,986	*
Simulations Plus Inc.	357	5,872

Total Health Care Technology		16,858

Life Sciences Tools & Services - 0.7%
Cambrex Corp.	188	9,955	*
Luminex Corp.	447	9,543

Total Life Sciences Tools & Services		19,498

Pharmaceuticals - 1.6%
Akorn Inc.	689	9,942	*
Innoviva Inc.	673	9,759	*
Lannett Co. Inc.	694	10,826	*
Opiant Pharmaceuticals Inc.	183	3,561	*
Phibro Animal Health Corp., Class A Shares	262	11,083

Total Pharmaceuticals		45,171

TOTAL HEALTH CARE		437,523

INDUSTRIALS - 15.9%
Aerospace & Defense - 0.4%
Aerojet Rocketdyne Holdings Inc.	416	11,623	*

Airlines - 0.6%
Hawaiian Holdings Inc.	388	15,986

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	SHARES	VALUE
Building Products - 1.1%
Continental Building Products Inc.	368	$10,341	*
Gibraltar Industries Inc.	325	11,424	*
Trex Co. Inc.	90	9,349	*

Total Building Products		31,114

Commercial Services & Supplies - 2.7%
ACCO Brands Corp.	1,021	12,303
ARC Document Solutions Inc.	3,613	7,949	*
Ennis Inc.	561	10,042
Heritage-Crystal Clean Inc.	358	7,572	*
Kimball International Inc., Class B Shares	555	9,169
McGrath RentCorp	211	12,434
Pitney Bowes Inc.	1,430	14,614

Total Commercial Services & Supplies		74,083

Construction & Engineering - 2.2%
Argan Inc.	292	11,680
KBR Inc.	976	16,289
Orion Group Holdings Inc.	1,222	7,405	*
Primoris Services Corp.	476	12,181
Tutor Perini Corp.	695	14,352	*

Total Construction & Engineering		61,907

Electrical Equipment - 1.1%
Atkore International Group Inc.	600	10,662	*
Powell Industries Inc.	352	10,577
TPI Composites Inc.	392	8,879	*

Total Electrical Equipment		30,118

Machinery - 3.1%
Blue Bird Corp.	370	8,788	*
Greenbrier Cos. Inc.	291	12,760
Hardinge Inc.	432	7,923
Hillenbrand Inc.	321	14,878
Hurco Cos. Inc.	172	7,602
Hyster-Yale Materials Handling Inc.	184	13,101
Omega Flex Inc.	119	7,771
Wabash National Corp.	596	11,956

Total Machinery		84,779

Professional Services - 3.3%
Acacia Research Corp.	2,359	8,610	*
Barrett Business Services Inc.	124	10,852
Exponent Inc.	135	11,664
Heidrick & Struggles International Inc.	323	12,161
Mistras Group Inc.	489	9,521	*
TriNet Group Inc.	293	15,133	*
TrueBlue Inc.	487	12,979	*
WageWorks Inc.	249	10,371	*

Total Professional Services		91,291

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	SHARES	VALUE
Road & Rail - 1.4%
ArcBest Corp.	384	$12,327
Hertz Global Holdings Inc.	847	18,549	*
USA Truck Inc.	268	6,440	*

Total Road & Rail		37,316

TOTAL INDUSTRIALS		438,217

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 1.5%
InterDigital Inc.	194	14,443
NetScout Systems Inc.	540	14,661	*
Plantronics Inc.	209	13,617

Total Communications Equipment		42,721

Electronic Equipment, Instruments & Components - 3.9%
AVX Corp.	917	13,535
Benchmark Electronics Inc.	460	12,098
Data I/O Corp.	496	3,110	*
Mesa Laboratories Inc.	45	7,574
Methode Electronics Inc.	291	11,611
Park Electrochemical Corp.	511	8,702
Plexus Corp.	220	12,065	*
Systemax Inc.	361	11,346
TTM Technologies Inc.	853	11,891	*
Vishay Intertechnology Inc.	802	14,155

Total Electronic Equipment, Instruments & Components		106,087

Internet Software & Services - 1.6%
CommerceHub Inc., Series A Shares	296	6,710	*
DHI Group Inc.	4,717	6,604	*
Meet Group Inc.	3,129	7,447	*
Shutterstock Inc.	194	8,175	*
Trade Desk Inc., Class A Shares	136	6,959	*
XO Group Inc.	347	7,523	*

Total Internet Software & Services		43,418

IT Services - 3.6%
Blackhawk Network Holdings Inc.	311	13,964	*
Cass Information Systems Inc.	145	8,770
Convergys Corp.	676	15,791
CSG Systems International Inc.	257	10,997
ManTech International Corp., Class A Shares	269	15,895
Syntel Inc.	736	21,256	*
Unisys Corp.	1,013	11,345	*

Total IT Services		98,018

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries Inc.	164	$9,766	*
Ambarella Inc.	205	9,551	*
Amtech Systems Inc.	733	5,080	*
Cabot Microelectronics Corp.	104	10,551
Cirrus Logic Inc.	325	11,853	*
inTEST Corp.	611	4,399	*
Rudolph Technologies Inc.	305	7,732	*
Synaptics Inc.	285	12,403	*
Xcerra Corp.	807	9,748	*

Total Semiconductors & Semiconductor Equipment		81,083

Software - 1.9%
Altair Engineering Inc., Class A Shares	216	6,260	*
American Software Inc., Class A Shares	628	8,013
Progress Software Corp.	271	10,008
Qualys Inc.	120	9,234	*
Synchronoss Technologies Inc.	1,059	11,861	*
Zix Corp.	1,358	6,858	*

Total Software		52,234

TOTAL INFORMATION TECHNOLOGY		423,561

MATERIALS - 2.7%
Chemicals - 0.7%
Chase Corp.	80	8,960
FutureFuel Corp.	890	10,413

Total Chemicals		19,373

Construction Materials - 0.3%
U.S. Lime & Minerals Inc.	103	7,696

Metals & Mining - 1.7%
SunCoke Energy Inc.	1,034	11,881	*
Warrior Met Coal Inc.	832	19,344
Worthington Industries Inc.	359	15,986

Total Metals & Mining		47,211

TOTAL MATERIALS		74,280

REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
Consolidated-Tomoka Land Co.	99	6,091
HFF Inc., Class A Shares	250	8,785
Marcus & Millichap Inc.	283	9,667	*
Maui Land & Pineapple Co. Inc.	486	5,176	*

TOTAL REAL ESTATE		29,719

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
Frontier Communications Corp.	3,039	$25,224
Vonage Holdings Corp.	1,046	11,694	*

Total Diversified Telecommunication Services		36,918

Wireless Telecommunication Services - 0.3%
Spok Holdings Inc.	628	9,357

TOTAL TELECOMMUNICATION SERVICES		46,275

UTILITIES - 2.3%
Electric Utilities - 1.4%
MGE Energy Inc.	237	13,758
Otter Tail Corp.	298	13,067
Spark Energy Inc., Class A Shares	806	10,035

Total Electric Utilities		36,860

Gas Utilities - 0.5%
Northwest Natural Gas Co.	235	14,406

Water Utilities - 0.4%
American States Water Co.	213	11,868

TOTAL UTILITIES		63,134

TOTAL INVESTMENTS - 99.8% (Cost - $2,827,345)		2,744,466
Other Assets in Excess of Liabilities - 0.2%		6,823

TOTAL NET ASSETS - 100.0%		$2,751,289

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,744,466	—	—	$2,744,466

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 26, 2018